U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1.       Name and address of issuer:

                                Rainier Investment Management Mutual Funds
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2.       Name of each series or class of funds for which this notice is filed:

                 Small/Mid Cap Equity Portfolio, Core Equity Portfolio,
               Balanced Portfolio and Intermediate Fixed Income Portfolio
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3.       Investment Company Act File Number:            811-8270

         Securities Act File Number:                    33-73792
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4.       Last day of fiscal year for which this notice is filed:

                                      March 31, 1997
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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [   ]
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6.       Date  of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7.       Number and amount of securities of the same  class or series  which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:     0

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8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:      0

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9.       Number and aggregate sales price of securities sold  during the  fiscal year:

                        17,659,267 Shares                  $312,095,482
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
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10.      Number and aggregate sales price of  securities sold  during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        17,659,267 Shares                  $312,095,482
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11.      Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                        1,667,948 Shares                   $28,519,125
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12.      Calculation of registration fee:

         (I)    Aggregate     sales    price    of
                securities  sold during the fiscal
                year in  reliance  on  rule  24f-2
                (from item 10):                           $312,095,482
                                                          ----------------------
         (ii)   Aggregate  price of shares  issued
                in   connection    with   dividend
                reinvestment  plans (from Item 11,
                if applicable)                            + 28,519,125
                                                          ----------------------
         (iii)  Aggregate price of shares redeemed
                or  repurchased  during the fiscal
                year (if applicable):
                                                          - $229,320,229
                                                          ----------------------
         (iv)   aggregate price of shares redeemed
                or   repurchased   and  previously
                applied as a  reduction  to filing
                fees  pursuant  to rule  24e-2 (if
                applicable):                              +
                                                          ----------------------
         (v)    Net aggregate  price of securities
                sold and issued  during the fiscal
                year in  reliance  on  rule  24f-2
                [line (I),  plus line  (ii),  less
                line  (iii),  plus line  (iv)] (if
                applicable):                              $111,294,378
                                                          ----------------------
         (vi)   Multiplier  prescribed  by Section
                6(b) of the Securities Act of 1933
                or   other   applicable   law   or
                regulation (see instruction  C.6):
                                                          x 1/3300
                                                          ----------------------

         (vii)  Fee  due  [line  (I) or  line  (v)
                multiplied    by    line    (vi)]:
                                                          $33,725.57
                                                          ======================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days  after the  close of  the issuer's fiscal year.  See Instruction C.3.
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13.      Check box if fees  are  being  remitted  to  the  Commission's  lockbox depository as described in section 3a of the Commission's  Rules of the
         Informal and Other Procedures 917 CFR 202.3a).        [  ]

         Date of mailing or wire transfer of file fees to the Commission's lockbox depository:
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Eric M. Banhazl
                              --------------------------------------------------
                                            Eric M. Banhazl/ Assistant Treasurer
                              --------------------------------------------------
Date:                                       May 21, 1997
                              --------------------------------------------------

  * Please print the name and title of the signing officer below the signature.

                  [HELLER EHRMAN WHITE & McAULIFFE LETTERHEAD]



                                  May 19, 1997



Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, Washington  98101



Ladies and Gentlemen:

         As counsel to Rainier Investment Management Mutual Funds, a Delaware business trust (the "Trust"), you have requested our opinion with respect to the shares of beneficial interest of four series of the Trust, the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Balanced Portfolio and the Intermediate Fixed Income Portfolio (collectively, the "Funds") sold by the Trust during its fiscal year ended March 31, 1997 (the "Shares") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

         In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

         (a) the Trust's Agreement and Declaration of Trust dated December 13, 1993 (the "Declaration of Trust"), certified to us by an officer of the Trust as being true and complete and in effect throughout the Trust's fiscal year ended March 31, 1997 (the "Fiscal Year");

         (b) the Trust's Certificate of Trust as filed with the Delaware Secretary of State on December 15, 1993, certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;
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Rainier Investment Management Mutual Funds
May 19, 1997                                                              Page 2


         (c) the Bylaws of the Trust dated December 13, 1993 certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

         (d) the Fund's Prospectus and Statement of Additional Information effective during the Fiscal Year, as listed in the officer's certificate identified in (f) below (together, the "Prospectus");

         (e) resolutions relating to the designation of the Funds of which the Shares are part and issuance of the Shares, adopted by the Board of Trustees of the Trust pursuant to a unanimous consent dated January 12, 1994 and at a meeting of the Board held on March 8, 1994 certified by an officer of the Trust as being in full force and effect without amendment or modification throughout the Fiscal Year; and

         (f) a certificate of an officer of the Trust concerning certain factual matters.

         In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in the Fund's then-current Prospectus and in accordance with Article III of the Declaration of Trust. In rendering our opinion, we have assumed that the Fund received, in cash and marketable securities, an amount equal to the per-share public offering price as described in the Fund's then-current Prospectus. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

         Our opinion below is limited to the federal law of the United States of America and the business trust law of the State of Delaware. We are not licensed to practice law in the State of Delaware, and we have based our opinion below solely on our review of Chapter 38 of Title 12 of the Delaware Code and the case law interpreting such Chapter as reported in Delaware Code Annotated (Michie Co. 1995 and 1996 Supp.) and updated on Westlaw. We have not undertaken a review of other Delaware law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and
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Rainier Investment Management Mutual Funds
May 19, 1997                                                              Page 3


the business trust law of the State of Delaware as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

         Based on the foregoing and our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion, we are of the opinion that the Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and nonassessable.

         We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.

                                              Sincerely yours,

                                             /s/ Heller Ehrman White & McAuliffe